Fair Value Measurements - Inputs and assumptions used to value the earn-out liability (Details)	12 Months Ended
Dec. 31, 2018 Rate
TrademarkVision | Risk free rate
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	0.0277
TrademarkVision | Discount Rate
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	0.0809
TrademarkVision | Expected life
Inputs and assumptions
Expected life (in years)	1 year 6 months 14 days
Publons | Risk free rate | Minimum
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	0.0234
Publons | Risk free rate | Maximum
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	0.0263
Publons | Discount Rate | Minimum
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	0.0923
Publons | Discount Rate | Maximum
Inputs and assumptions
Earn-out liability, Fair value input (as a percent)	0.0972
Publons | Expected life | Minimum
Inputs and assumptions
Expected life (in years)	1 year 14 days
Publons | Expected life | Maximum
Inputs and assumptions
Expected life (in years)	3 years 14 days